GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill Balances

CHANGES IN GOODWILL BALANCES
	Balance at December 31, 2020	Acquisitions	Currency exchange and other	Balance at December 31, 2021	Dispositions	Currency exchange and other	Balance at December 31, 2022
Aerospace	$9,247	$—	$(234)	$9,013	$(6)	$(171)	$8,835
Renewable Energy	3,401	—	(169)	3,231	—	(30)	3,201
Power	146	—	(1)	145	—	(1)	144
Corporate(a)	876	43	(4)	914	—	(96)	818
Total	$13,669	$43	$(409)	$13,303	$(6)	$(299)	$12,999
(a) Corporate balance at December 31, 2022 and 2021 comprises our Digital business.
Intangible Assets Subject to Amortization

		2022			2021
INTANGIBLE ASSETS SUBJECT TO AMORTIZATION December 31	Useful lives (in years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Customer-related(a)	3-15	$5,991	$(3,453)	$2,538	$6,153	$(3,058)	$3,095
Patents and technology	5-15	5,888	(3,202)	2,686	6,047	(2,651)	3,396
Capitalized software	3-10	2,979	(2,186)	793	2,981	(2,105)	876
Trademarks & other	2-50	384	(295)	88	395	(278)	117
Total		$15,242	$(9,137)	$6,105	$15,576	$(8,092)	$7,483
(a) Balance includes payments made to our customers, primarily within our Aerospace business.

December 31	2022	2021
Aerospace	$4,748	$5,019
Renewable Energy	183	229
Power	958	1,965
Corporate	216	271
Total other intangible assets, net	$6,105	$7,483

Estimated 5 Year Consolidation Amortization
Estimated consolidated annual pre-tax amortization for intangible assets over the next five calendar years are as follows:

ESTIMATED 5 YEAR CONSOLIDATED AMORTIZATION	2023	2024	2025	2026	2027
Estimated annual pre-tax amortization	$668	$625	$600	$558	$542